Property and equipment - Impairment loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property and equipment
Impairment of Long-Lived Assets Held-for-use	$ 0	$ 0	$ 0
Reversal of impairment loss	$ 1,000	$ 6,000